CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	$ 7,258	$ 6,762	$ 13,808	$ 13,515	$ 11,862
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	375	525	775	650	2,425
Provision for depreciation	963	942	1,985	1,822	1,780
Provision for amortization of intangibles	21	21	42	35	85
Deferred income taxes			(637)	(102)	(10)
Net gains on sale or call of available-for-sale securities	(1,291)	(303)	(1,256)	(680)	(943)
Impairment losses on securities recorded in earnings					48
Net losses on sale or write down of other real estate owned	4	207	593	1,162	1,374
(Gain) on disposition of property					(273)
Net (increase) decrease in loans held-for-sale			1,580	(2,062)	161
(Increase) decrease in accrued interest receivable			10	285	(91)
Decrease in accrued interest payable			(144)	(35)	(60)
(Increase) decrease in cash surrender value of bank-owned life insurance policies			(508)	(520)	218
Net (increase) decrease in other assets			522	(2,502)	884
Increase (decrease) in other liabilities			331	1,747	1,364
NET CASH PROVIDED BY OPERATING ACTIVITIES	4,338	4,789	17,101	13,315	18,824
Investing activities
(Increase) decrease in interest-bearing deposits in other banks	(1,658)	16,780	19,984	(1,711)	(33,867)
Proceeds of paydowns and maturities of available-for-sale investment securities	23,473	42,430	73,428	69,546	52,408
Proceeds of sales of available-for-sale investment securities	22,845	29,317	41,861	34,615	38,523
Purchases of available-for-sale investment securities	(29,251)	(55,444)	(122,382)	(203,237)	(150,045)
(Increase) decrease in loans - net	(30,259)	(32,861)	(31,769)	(22,306)	14,502
Proceeds from sale of other real estate owned	922	256	1,235	1,309	5,409
Proceeds from disposition of premises and equipment					328
Purchase of premises and equipment	(1,818)	(1,007)	(1,821)	(6,063)	(1,120)
NET CASH USED BY INVESTING ACTIVITIES	(15,746)	(529)	(19,464)	(127,847)	(73,862)
Financing activities
Net increase (decrease) in demand deposits	(5,723)	(4,265)	3,027	19,957	19,559
Net increase (decrease) in savings accounts	(6,927)	(6,958)	23,575	69,650	71,763
Net increase (decrease) in time deposits	11,293	(11,629)	(22,911)	19,560	(27,495)
Net increase (decrease) in short-term borrowings	8,444	10,629	(2,036)	2,373	1,162
Issuance of other borrowings			19,000	10,000	9,000
Payment of principal on other borrowings			(16,552)	(8,609)	(13,931)
Cash dividends paid	(1,804)	(1,804)	(4,690)	(4,330)	(3,972)
Net increase in securities sold under agreements to repurchase	7,266	3,045
Treasury stock transactions - net	(47)			(3)	(606)
NET CASH PROVIDED BY FINANCING ACTIVITIES	12,502	(10,982)	(587)	108,598	55,480
Increase (decrease) in cash and cash equivalents	1,094	(6,722)	(2,950)	(5,934)	442
Cash and cash equivalents at beginning of year	25,249	28,199	28,199	34,133	33,691
Cash and cash equivalents at end of year	26,343	21,477	25,249	28,199	34,133
Supplemental cash flow information:
Interest paid	3,004	3,101	6,358	7,412	9,356
Income taxes paid	1,900	2,300	4,412	4,250	2,900
Supplemental noncash disclosures:
Transfers from loans to other real estate owned			541	1,261	3,565
Transfers from other real estate owned to loans			468	1,442	727
Transfers from loans to foreclosed assets	1,453	185
Transfers from foreclosed assets to loans	$ 1,616	$ 54